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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):  [ ]  is a restatement.
                                        [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        MHR Fund Management LLC
Address:     c/o Akin, Gump, Strauss, Hauer, & Feld, L.L.P.
             One Bryant Park
             New York, NY 10036

Form 13F File Number:     28-10786

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Hal Goldstein
Title:         Vice President

Signature, Place, and Date of Signing:


/s/ Hal Goldstein          New York, New York           February 14, 2012
------------------         ------------------           -----------------
   [Signature]               [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                  0
                                                           ----------

Form 13F Information Table Entry Total:                             9
                                                           ----------

Form 13F Information Table Value Total:                    $1,887,612
                                                           ----------
                                                           (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.             Form 13F File Number          Name
     -----           -----------------------       -------------

     NONE

                                                    MHR Fund Management LLC
                                                  Form 13F Information Table
                                                Quarter ended December 31, 2011

       COLUMN 1                 COLUMN 2       COLUMN 3   COLUMN 4         COLUMN 5       COLUMN 6 COLUMN 7         COLUMN 8
                                   TITLE OF                 VALUE       SHRS or    SH/  PUT/  INV/  OTHR         VOTING AUTHORITY
NAME OF ISSUER                      CLASS        CUSIP     (x$1000)     PRN AMT    PRN  CALL  DISC. MNGRS   SOLE     SHARED  NONE
----------------------------    -------------  ---------  ----------   ----------  ---  ----  ----  ----- ---------- ------  ----
DYNAVAX TECHNOLOGIES CORP       COM            268158102  $    1,477      445,000  SH         SOLE           445,000
ENSCO PLC                       SPONSORED ADR  29358Q109  $  311,133    6,631,128  SH         SOLE         6,631,128
KEY ENERGY SVCS INC             COM            492914106  $  270,328   17,474,343  SH         SOLE        17,474,343
LEAP WIRELESS INTL INC          COM NEW        521863308  $  218,630   23,533,869  SH         SOLE        23,533,869
LIONS GATE ENTMNT CORP          COM NEW        535919203  $  426,499   51,261,899  SH         SOLE        51,261,899
LORAL SPACE & COMMUNICATNS INC  COM            543881106  $  527,456    8,129,719  SH         SOLE         8,129,719
METROPCS COMMUNICATIONS INC     COM            591708102  $  126,885   14,618,095  SH         SOLE        14,618,095
RAND LOGISTICS INC              COM            752182105  $    3,009      462,196  SH         SOLE           462,196
TIM PARTICIPACOES S A           SPONSORED ADR  88706P205  $    2,195       85,068  SH         SOLE            85,068


                                Total Fair Market Value   $1,887,612
